Document and Entity Information	Oct. 08, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001723580
Document Type	8-K
Document Period End Date	Oct. 08, 2021
Entity Registrant Name	BURGERFI INTERNATIONAL, INC.
Entity File Number	001-38417
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-2418815
Entity Address, Address Line One	105 US Highway 1
Entity Address, City or Town	North Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(561)
Local Phone Number	844-5528
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	BFI
Security Exchange Name	NASDAQ
Redeemable Warrants Each Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BFIIW
Security Exchange Name	NASDAQ